Revenue From Services Rendered - Summary of Revenue From Services Rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue from management fees	R$ 516,834	R$ 420,879	R$ 396,532
Gross revenue from performance fees	38,174	22,628	15,343
Gross revenue from advisory services	72,551	43,480	24,072
Gross revenue from other revenues	7,924	0	0
Gross revenue from services rendered	635,483	486,987	435,947
Taxes and contributions	(34,704)	(32,567)	(27,852)
Net revenue from services rendered	600,779	454,420	408,095
Net revenue from management fees	487,533	393,367	371,501
Net revenue from performance fees	37,188	21,254	14,600
Net revenue from advisory services	68,134	39,799	21,994
Net revenue from other revenues	7,924	0	0
In Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	424,840	397,092	338,937
Abroad [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	R$ 210,643	R$ 89,895	R$ 97,010